Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property and Equipment, Net
Schedule of property and equipment, net

	September 30,	December 31,
	2018	2017
Furniture and fixtures	$6	$83
Computer hardware and software	94	9
Vehicles	85	85
Construction in progress	2,241	—
	2,426	177
Less: Accumulated depreciation	(66)	(52)
	$2,360	$125

	December 31,
	2016	2017
Furniture and fixtures	$14	$83
Computer hardware and software	9	9
Vehicles	85	85
	108	177
Less: Accumulated depreciation	(24)	(52)
	$84	$125